PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

8.  PROPERTY, PLANT AND MINE DEVELOPMENT

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2018	$1,775,063	$1,984,867	$2,474,372	$6,234,302
Additions	63,305	314,469	635,030	1,012,804
Impairment reversal (Note 23)	172,484	—	173,337	345,821
Disposals	(937)	(19,434)	—	(20,371)
Amortization	(152,160)	(300,027)	(116,704)	(568,891)
Transfers between categories	150,796	1,207,920	(1,358,716)	—
As at December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665
Additions	204,239	285,083	498,624	987,946
Disposals	—	(15,248)	—	(15,248)
Amortization	(180,007)	(348,993)	(121,945)	(650,945)
Transfers between categories	126,630	117,062	(243,692)	—
As at December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418

As at December 31, 2019
Cost	$3,348,912	$6,182,372	$2,540,534	$12,071,818
Accumulated amortization and impairments	(1,340,361)	(2,994,577)	(733,215)	(5,068,153)
Carrying value - December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665

As at December 31, 2020
Cost	$3,680,992	$6,528,830	$2,798,411	$13,008,233
Accumulated amortization and impairments	(1,521,579)	(3,303,131)	(858,105)	(5,682,815)
Carrying value - December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418

During the year ended December 31, 2020, net additions to Plant and Equipment included $9.7 million of right-of-use assets for lease arrangements entered into during the year (2019 - $46.8 million).

As at December 31, 2020,  major assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development was $387.6 million (2019 - $244.9 million).

During the year ended December 31, 2020, the Company produced and sold pre-commercial production ounces of gold from the Barnat deposit at the Canadian Malartic mine, the Tiriganiaq open pit deposit at the Meliadine mine, and the IVR deposit at the Meadowbank Complex. The Company deducts revenues from mining operations earned prior to commercial production from the cost of the related property, plant and mine development. During the year ended December 31, 2020, the Company earned $59.2 million of pre-commercial production revenue (2019 - $91.1 million).

During the year ended December 31, 2020, the Company disposed of property, plant and mine development with a carrying value of $15.2 million (2019 - $20.4 million). The net loss on disposal of $14.2 million (2019 - $11.9 million) was recorded in the other expenses (income) line item in the consolidated statements of income.

Geographic Information:

	As at	As at
	December 31,	December 31,
	2020	2019
Canada	$5,166,239	$5,000,544
Finland	1,428,331	1,205,935
Sweden	13,812	13,812

Mexico	714,576	780,877
United States	2,460	2,497
Total property, plant and mine development	$7,325,418	$7,003,665